UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Airlines - 1.0%	American Airlines Pass-Through Trust Series 2001-02, 7.858%, 4/01/13	USD	920	$841,800
	Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18		1,998	1,438,887
	Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12		481	370,716
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/01/20		413	235,601
	UAL Corp., 4.50%, 6/30/21 (a)		580	229,100

				3,116,104

Auto Components - 1.9%	Allison Transmission, Inc., 11%, 11/01/15 (b)		1,235	963,300
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)		1,845	1,236,150
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		2,295	2,231,888
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		1,045	1,016,263
	Lear Corp., 8.75%, 12/01/16		700	182,000

				5,629,601

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		1,192	1,013,200

Building Products - 0.7%	Momentive Performance Materials, Inc., 11.50%, 12/01/16		1,245	292,575
	Ply Gem Industries, Inc., 11.75%, 6/15/13		2,840	1,817,600

				2,110,175

Capital Markets - 0.7%	E*Trade Financial Corp., 8%, 6/15/11		515	345,050
	E*Trade Financial Corp., 12.50%, 11/30/17 (b)(c)		2,550	1,689,375

				2,034,425

Chemicals - 1.8%	American Pacific Corp., 9%, 2/01/15		1,400	1,221,500
	Innophos, Inc., 8.875%, 8/15/14		1,250	1,121,875
	MacDermid, Inc., 9.50%, 4/15/17 (b)		1,985	1,210,850
	Terra Capital, Inc. Series B, 7%, 2/01/17		265	247,775
	Wellman Holdings, Inc. Second Lien Subordinate Note, 10%, 1/29/19 (a)(b)		1,450	1,450,000
	Wellman Holdings, Inc. Third Lien Subordinate Note, 5%, 1/29/19 (a)		441	220,500

				5,472,500

Commercial Services & Supplies - 3.7%	Scientific Games International, Inc., 9.25%, 6/15/19 (b)		890	865,525
	US Investigations Services, Inc., 10.50%, 11/01/15 (b)		1,100	896,500
	Waste Services, Inc., 9.50%, 4/15/14		4,775	4,440,750
	West Corp., 9.50%, 10/15/14		1,200	1,080,000
	West Corp., 11%, 10/15/16		4,470	3,799,500

				11,082,275

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Construction & Engineering - 0.8%	Dycom Industries, Inc., 8.125%, 10/15/15	USD	2,825	$2,401,250

Construction Materials - 1.1%	Nortek, Inc., 10%, 12/01/13		3,545	2,295,388
	Texas Industries, Inc., 7.25%, 7/15/13		1,285	1,105,100

				3,400,488

Containers & Packaging - 5.6%	Berry Plastics Holding Corp., 5.195%, 9/15/14 (d)		2,740	1,794,700
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	2,025	2,848,444
	Graphic Packaging International Corp., 8.50%, 8/15/11	USD	1,975	1,955,250
	Graphic Packaging International Corp., 9.50%, 8/15/13		1,620	1,514,700
	Impress Holdings BV, 4.256%, 9/15/13 (b)(d)		670	577,875
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,575	1,575,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	665	869,607
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)	USD	2,165	725,275
	Pregis Corp., 12.375%, 10/15/13		1,920	1,219,200
	Rock-Tenn Co., 8.20%, 8/15/11		3,175	3,250,406
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)		1,510	490,750

				16,821,207

Diversified Consumer Services - 1.5%	Service Corp. International, 7%, 6/15/17		4,775	4,357,188

Diversified Financial Services - 6.1%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		820	809,750
	Bank of America Corp., 5.65%, 5/01/18		1,300	1,163,351
	FCE Bank Plc, 7.125%, 1/16/12	EUR	4,550	5,467,513
	FCE Bank Plc, 7.125%, 1/15/13		1,300	1,470,256
	FCE Bank Plc Series JD, 2.538%, 9/30/09 (d)		425	579,797
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (d)	USD	340	268,600
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		300	256,184
	Ford Motor Credit Co. LLC, 8%, 12/15/16		290	232,882
	GMAC LLC, 7.25%, 3/02/11 (b)		601	540,900
	GMAC LLC, 6.875%, 9/15/11 (b)		900	805,500
	GMAC LLC, 2.868%, 12/01/14 (b)(d)		1,415	1,061,250
	GMAC LLC, 6.75%, 12/01/14 (b)		2,510	2,095,850
	GMAC LLC, 8%, 11/01/31 (b)		2,450	1,837,500
	Leucadia National Corp., 8.125%, 9/15/15		2,100	1,863,750

				18,453,083

Diversified Telecommunication Services - 6.0%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,680	1,260,000
	Cincinnati Bell, Inc., 7.25%, 7/15/13		745	705,888
	Frontier Communications Corp., 8.25%, 5/01/14		570	557,175

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	USD	2,270	$2,270,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		3,190	2,934,800
	Qwest Communications International, Inc., 3.50%, 11/15/25 (a)		1,035	1,041,469
	Qwest Communications International, Inc.Series B, 7.50%, 2/15/14		2,820	2,594,400
	Qwest Corp., 4.57%, 6/15/13 (d)		2,300	2,064,250
	Qwest Corp., 7.625%, 6/15/15		875	837,813
	Qwest Corp., 8.375%, 5/01/16 (b)		700	687,750
	Windstream Corp., 8.125%, 8/01/13		3,040	2,990,600

				17,944,145

Electric Utilities - 2.4%	Edison Mission Energy, 7.50%, 6/15/13		1,165	981,513
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,630	1,312,150
	Nevada Power Co. Series A, 8.25%, 6/01/11		2,400	2,533,121
	Tenaska Alabama Partners LP, 7%, 6/30/21 (b)		2,980	2,412,101

				7,238,885

Electrical Equipment - 0.0%	UCAR Finance, Inc., 10.25%, 2/15/12		32	29,840

Electronic Equipment, Instruments & Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16		875	490,000

Energy Equipment & Services - 0.8%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		335	306,525
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		510	448,800
	North American Energy Partners, Inc., 8.75%, 12/01/11		595	496,825
	Transocean, Inc. Series A, 1.625%, 12/15/37 (a)		1,230	1,159,275

				2,411,425

Food & Staples Retailing - 0.6%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,300	780,000
	Rite Aid Corp., 7.50%, 3/01/17		1,480	1,161,800

				1,941,800

Food Products - 0.4%	JBS USA LLC, 11.625%, 5/01/14 (b)		650	624,000
	Tyson Foods, Inc., 10.50%, 3/01/14 (b)		425	450,500

				1,074,500

Health Care Equipment & Supplies - 2.9%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)		1,500	577,500
	DJO Finance LLC, 10.875%, 11/15/14 (g)		8,140	6,674,800
	DJO Finance LLC, 11.75%, 11/15/14		135	92,475
	Hologic, Inc., 2%, 12/15/37 (a)(h)		2,030	1,410,850

				8,755,625

Health Care Providers & Services - 1.3%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		345	341,119

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Tenet Healthcare Corp., 9%, 5/01/15 (b)	USD	2,560	$2,611,200
	Tenet Healthcare Corp., 10%, 5/01/18 (b)		1,050	1,097,250

				4,049,569

Hotels, Restaurants & Leisure - 6.4%	American Real Estate Partners LP, 7.125%, 2/15/13 (g)		4,780	4,086,900
	Galaxy Entertainment Finance Co. Ltd., 7.323%, 12/15/10 (b)(d)		450	400,500
	Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (b)		875	726,250
	Gaylord Entertainment Co., 8%, 11/15/13		1,000	823,750
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)		2,510	2,271,550
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		893	62,510
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)		2,750	1,835,626
	Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10 (e)(f)		2,575	605,125
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (b)		1,895	819,588
	MGM Mirage, 10.375%, 5/15/14 (b)		800	824,000
	MGM Mirage, 11.125%, 11/15/17 (b)		1,310	1,372,225
	Penn National Gaming, Inc., 6.875%, 12/01/11		3,150	3,055,500
	San Pasqual Casino, 8%, 9/15/13 (b)		1,575	1,291,500
	Scientific Games Corp., 0.75%, 12/01/24 (a)(h)		460	443,325
	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)		560	324,800
	Travelport LLC, 5.293%, 9/01/14 (d)		195	97,500
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		515	2,575
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)		1,500	157,500

				19,200,724

Household Durables - 1.1%	American Greetings Corp., 7.375%, 6/01/16		1,770	1,115,100
	Beazer Homes USA, 8.375%, 4/15/12		945	510,300
	Jarden Corp., 8%, 5/01/16		435	420,863
	KB Home, 6.375%, 8/15/11		315	302,400
	Toll Brothers Finance Corp., 8.91%, 10/15/17		1,100	1,102,396

				3,451,059

IT Services - 1.5%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)		2,100	1,525,125
	First Data Corp., 11.25%, 3/31/16 (b)		3,950	2,133,000
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		900	870,750

				4,528,875

Independent Power Producers & Energy Traders - 3.0%	The AES Corp., 8.75%, 5/15/13 (b)		51	51,892
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (b)		1,545	1,469,681
	Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		5,910	3,045,240

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	NRG Energy, Inc., 7.25%, 2/01/14	USD	2,550	$2,441,625
	NRG Energy, Inc., 7.375%, 2/01/16		1,600	1,506,000
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (c)		1,664	649,321

				9,163,759

Industrial Conglomerates - 1.2%	Sequa Corp., 11.75%, 12/01/15 (b)		4,010	1,784,450
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		5,645	1,827,583

				3,612,033

Insurance - 0.8%	Alliant Holdings I, Inc., 11%, 5/01/15 (b)		2,600	1,937,000
	USI Holdings Corp., 4.758%, 11/15/14 (b)(d)		1,070	585,825

				2,522,825

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8%, 9/15/16 (b)		275	275,688

Machinery - 1.2%	AGY Holding Corp., 11%, 11/15/14		2,050	1,465,750
	Accuride Corp., 8.50%, 2/01/15		865	255,174
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		950	1,029,662
	RBS Global, Inc., 9.50%, 8/01/14 (b)		349	291,415
	RBS Global, Inc., 8.875%, 9/01/16		785	569,125

				3,611,126

Marine - 0.7%	Horizon Lines, Inc., 4.25%, 8/15/12 (a)		1,355	828,244
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		743	568,395
	Teekay Shipping Corp., 8.875%, 7/15/11		635	627,063

				2,023,702

Media - 11.8%	Affinion Group, Inc., 10.125%, 10/15/13		2,189	2,057,660
	CCO Holdings LLC, 8.75%, 11/15/13 (e)(f)		875	800,625
	CMP Susquehanna Corp., 4.753%, 5/15/14		254	5,080
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		550	547,250
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11		660	658,350
	Cablevision Systems Corp. Series B, 8%, 4/15/12		775	761,438
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)		4,250	3,570,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)		1,195	1,183,050
	Charter Communications Operating, LLC, 8.375%, 4/30/14 (b)(e)(f)		890	845,500
	DirecTV Holdings LLC, 8.375%, 3/15/13		420	423,150
	EchoStar DBS Corp., 6.375%, 10/01/11		400	386,500
	EchoStar DBS Corp., 7%, 10/01/13		150	141,750
	Harland Clarke Holdings Corp., 5.633%, 5/15/15 (d)		550	332,750
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		660	491,700
	Intelsat Corp., 9.25%, 6/15/16 (b)		2,210	2,121,600
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (b)		420	411,600
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (a)		650	598,000

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Liberty Media Corp., 3.125%, 3/30/23 (a)	USD	1,748	$1,487,985
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,117	301,590
	Mediacom LLC, 9.50%, 1/15/13		2,200	2,101,000
	Network Communications, Inc., 10.75%, 12/01/13		40	8,000
	Nielsen Finance LLC, 11.625%, 2/01/14 (b)		225	222,750
	Nielsen Finance LLC, 10%, 8/01/14		3,025	2,881,313
	Nielsen Finance LLC, 11.50%, 5/01/16 (b)		800	760,000
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		2,570	2,650,313
	Salem Communications Corp., 7.75%, 12/15/10		4,075	1,222,500
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		6,785	5,292,300
	Time Warner Cable, Inc., 8.25%, 4/01/19		500	560,160
	UPC Holding B.V., 9.875%, 4/15/18 (b)		800	772,000
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		1,915	1,481,731
	WMG Acquisition Corp., 9.50%, 6/15/16 (b)		380	379,525

				35,457,170

Metals & Mining - 4.8%	Aleris International, Inc., 9%, 12/15/14 (c)(e)(f)		1,625	16,250
	Aleris International, Inc., 10%, 12/15/16 (e)(f)		1,300	4,874
	Anglo American Capital Plc, 9.375%, 4/08/19 (b)		580	616,586
	FMG Finance Property Ltd., 10%, 9/01/13 (b)		850	756,500
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)		2,060	1,828,250
	Foundation PA Coal Co., 7.25%, 8/01/14		3,250	3,185,000
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)		1,495	1,345,500
	Novelis, Inc., 7.25%, 2/15/15		3,175	2,087,563
	Ryerson, Inc., 8.403%, 11/01/14 (d)		640	352,800
	Ryerson, Inc., 12%, 11/01/15		450	303,750
	Steel Dynamics, Inc., 7.375%, 11/01/12		730	671,600
	Teck Resources Ltd., 10.25%, 5/15/16 (b)		480	486,000
	Teck Resources Ltd., 10.75%, 5/15/19 (b)		1,845	1,898,044
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		1,015	883,050

				14,435,767

Multiline Retail - 1.1%	Dollar General Corp., 10.625%, 7/15/15		760	803,700
	Macy’s Retail Holdings, Inc., 5.875%, 1/15/13		760	685,668
	Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		2,000	1,683,272
	Saks, Inc., 7.50%, 12/01/13 (a)(b)		105	102,375

				3,275,015

Oil, Gas & Consumable Fuels - 8.9%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		2,005	1,784,450
	Berry Petroleum Co., 8.25%, 11/01/16		800	668,000
	Chesapeake Energy Corp., 9.50%, 2/15/15		835	824,563
	Chesapeake Energy Corp., 7.25%, 12/15/18		1,660	1,386,100
	Chesapeake Energy Corp., 2.25%, 12/15/38 (a)		1,250	725,000
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		2,555	1,277,500

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	USD	2,035	$1,292,225
	EXCO Resources, Inc., 7.25%, 1/15/11		4,450	3,982,750
	Encore Acquisition Co., 6.25%, 4/15/14		3,150	2,685,375
	Forest Oil Corp., 7.25%, 6/15/19		3,595	3,091,700
	Massey Energy Co., 3.25%, 8/01/15 (a)		2,010	1,339,163
	OPTI Canada, Inc., 8.25%, 12/15/14		2,710	1,869,900
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)		895	917,375
	PetroHawk Energy Corp., 7.875%, 6/01/15		680	630,700
	Range Resources Corp., 8%, 5/15/19		700	689,500
	Sabine Pass LNG LP, 7.50%, 11/30/16		610	494,100
	SandRidge Energy, Inc., 4.833%, 4/01/14 (d)		1,000	790,309
	SandRidge Energy, Inc., 8.625%, 4/01/15 (c)		475	404,938
	SandRidge Energy, Inc., 9.875%, 5/15/16 (b)		800	762,000
	SandRidge Energy, Inc., 8%, 6/01/18 (b)		1,570	1,326,650

				26,942,298

Paper & Forest Products - 3.3%	Abitibi-Consolidated, Inc., 4.82%, 6/15/11 (d)(e)(f)		1,400	133,000
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)		1,662	454,992
	Georgia-Pacific Corp., 8.125%, 5/15/11		240	241,200
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,570	2,531,450
	International Paper Co., 9.375%, 5/15/19		830	835,472
	Louisiana-Pacific Corp., 13%, 3/15/17 (b)		50	535,000
	NewPage Corp., 10%, 5/01/12		4,185	2,343,600
	Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		1,415	824,238
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		535	492,029
	Verso Paper Holdings LLC Series B, 4.778%,8/01/14 (d)		450	243,000
	Verso Paper Holdings LLC Series B, 9.125%,8/01/14		2,435	1,448,825

				10,082,806

Personal Products - 0.4%	Chattem, Inc., 7%, 3/01/14		1,375	1,306,250

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 4.418%, 12/01/13 (d)		2,225	1,602,000
	Elan Finance Plc, 8.875%, 12/01/13		150	129,000

				1,731,000

Real Estate Investment Trusts (REITs) - 0.4%	FelCor Lodging LP, 8.50%, 6/01/11		480	410,400
	HCP, Inc., 5.65%, 12/15/13		705	630,137

				1,040,537

Real Estate Management & Development - 1.5%	Forest City Enterprises, Inc., 7.625%, 6/01/15		4,750	2,612,500
	Realogy Corp., 10.50%, 4/15/14		2,705	994,088
	Realogy Corp., 12.375%, 4/15/15		3,307	826,750

				4,433,338

Road & Rail - 0.2%	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (a)		510	517,013

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment - 0.4%	Spansion, Inc., 4.386%, 6/01/13 (b)(e)(f)	USD	1,920	$1,209,600

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)		654	78,723

Specialty Retail - 2.7%	Asbury Automotive Group, Inc., 7.625%, 3/15/17		560	386,400
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (c)(d)		2,800	2,310,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		2,040	1,759,500
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(h)		1,685	943,600
	Michaels Stores, Inc., 10%, 11/01/14		860	619,200
	Michaels Stores, Inc., 11.375%, 11/01/16		1,490	812,050
	United Auto Group, Inc., 7.75%, 12/15/16		1,805	1,389,850

				8,220,600

Textiles, Apparel & Luxury Goods - 1.6%	Levi Strauss & Co., 8.875%, 4/01/16		3,200	3,008,000
	Quiksilver, Inc., 6.875%, 4/15/15		2,725	1,812,125

				4,820,125

Thrifts & Mortgage Finance - 0.8%	Residential Capital Corp., 8.375%, 6/30/10		3,055	2,367,625

Wireless Telecommunication Services - 6.3%	Cricket Communications, Inc., 9.375%, 11/01/14		1,850	1,840,750
	Cricket Communications, Inc., 10%, 7/15/15 (b)		1,420	1,434,200
	Crown Castle International Corp., 9%, 1/15/15		350	353,500
	Digicel Group Ltd., 8.875%, 1/15/15 (b)		2,160	1,728,000
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)		3,064	2,328,640
	FiberTower Corp., 9%, 11/15/12 (a)(c)		1,055	436,506
	iPCS, Inc., 3.153%, 5/01/13 (d)		1,295	1,071,613
	Leap Wireless International, Inc., 4.50%, 7/15/14 (a)(b)		370	292,300
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		4,575	4,592,156
	Nextel Communications, Inc. Series D, 7.375%, 8/01/15		640	507,200
	Nextel Communications, Inc. Series E, 6.875%, 10/31/13		520	432,900
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)		385	315,700
	Sprint Capital Corp., 7.625%, 1/30/11		3,655	3,609,313

				18,942,778

	Total Corporate Bonds - 100.6%			303,077,721

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC LC Facility Deposit, 3.22%, 3/26/14		32	18,186
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.319%, 3/26/14		538	308,930

				327,116

Auto Components - 1.5%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14		2,258	1,741,706
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,991	1,414,332

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 6/30/09 (e)(f)	USD	3,849	$1,247,681
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 6/30/09 (e)(f)		401	130,026

				4,533,745

Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.35% - 4.14%, 12/15/13		1,013	716,660
	General Motors Corp. Secured Term Loan, 8%, 11/29/13		887	830,668

				1,547,328

Building Products - 1.9%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14		743	626,197
	CPG International, I Inc. Term Loan B, 5.32%, 2/28/11		4,975	3,482,301
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.25%, 4/06/13		1,581	808,872
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.75%, 4/06/13		1,557	797,038

				5,714,408

Capital Markets - 0.1%	Marsico Parent Company, LLC Term Loan, 4.625% - 7.50%, 12/15/14		927	440,284

Chemicals - 1.8%	Flexsys Verkauf GMBH Term Loan, 10.75%, 6/30/11		1,430	1,358,500
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15		5,500	2,768,332
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien), 4.29% - 4.47%, 7/31/14		993	749,338
	Solutia Inc. Loan, 7.25%, 2/28/14		711	572,368

				5,448,538

Diversified Telecommunication Services - 2.3%	Wind Finance SL SA Euro Facility (Second Lien), 7.099%, 12/17/14	EUR	5,258	6,787,791

Electronics - 0.1%	First Data Corp. Initial Tranche B-1 Term Loan, 3.068%, 9/24/14	USD	350	256,954

Health Care Providers & Services - 1.5%	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		4,095	3,663,786
	Rotech Healthcare, Inc. Term Loan B, 6.319%, 9/26/11		2,827	848,082

				4,511,868

Hotels, Restaurants & Leisure - 0.4%	Travelport LLC (fka Travelport Inc.) Loan, 7.82%, 3/27/12		4,816	1,228,056

Independent Power Producers & Energy Traders - 1.8%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-1 Term Loan, 3.819% - 3.882%, 10/10/14		346	236,474
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.819% - 3.882%, 10/10/14		1,880	1,294,421

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)		Value

	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 3.819% - 3.882%, 10/10/14	USD	5,910	$4,039,485

				5,570,380

Machinery - 0.9%	Navistar International Corp. Revolving Credit-Linked Deposit, 0.166% - 3.569%, 1/19/12		850	708,840
	Navistar International Corp. Term Advance, 3.569%, 1/19/12		2,335	1,947,224

				2,656,064

Media - 2.9%	Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		650	422,500
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,729	2,616,106
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 10.16%, 11/14/14		10,264	2,052,795
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 7.66%, 6/12/14		3,960	2,821,291
	NV Broadcasting, LLC Second Lien, 5.25%, 11/03/14 (e)(f)		1,750	17,500
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		750	748,125

				8,678,317

Oil, Gas & Consumable Fuels - 1.0%	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		3,681	2,944,827

Paper & Forest Products - 0.6%	Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%, 12/20/12		1,575	1,459,831
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		489	392,909
	Verso Paper Finance Holdings LLC Loan, 7.278% - 8.028%, 2/01/13		1,854	92,693

				1,945,433

Real Estate Management & Development - 0.2%	Realogy Corp. Initial Term B Loan, 4.177%, 10/10/13		637	442,548
	Realogy Corp. Synthetic LC, 3.15%, 10/10/13		204	141,754

				584,302

Transportation Infrastructure - 0.8%	Optasite Towers LLC Term Loan, 1.994%, 11/01/10		2,637	2,346,930

	Total Floating Rate Loan Interests - 18.4%			55,522,341

	Non-U.S. Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 2.0%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.724%, 6/15/35 (d)		2,820	2,679,000
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (b)		3,435	3,349,125

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 2.0%			6,028,125

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Chemicals - 0.0%	Wellman Holdings, Inc. (f)		2,616	$654

Communications Equipment - 1.4%	Loral Space & Communications Ltd. (f)		134,482	4,147,426

Electrical Equipment - 0.0%	Medis Technologies Ltd. (f)		116,910	31,566
	SunPower Corp. Class B (f)		1,235	31,764

				63,330

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (f)		1,816	18

Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd. (b)(f)		221,591	313,439
	Ainsworth Lumber Co. Ltd. (f)		197,451	280,329
	Western Forest Products, Inc. (f)		78,039	18,585

				612,353

	Total Common Stocks - 1.6%			4,823,781

	Preferred Securities

	Capital Trusts	Par (000)

Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (d)(e)(f)(i)	USD	1,100	962,489

	Total Capital Trusts - 0.3%			962,489

	Preferred Stocks	Shares

Media - 0.0%	CMP Susquehanna Radio Holdings Corp., 0% (b)(d)(f)		59,235	1

	Total Preferred Stocks - 0.0%			1

	Total Preferred Securities - 0.3%			962,490

	Warrants (j)

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		54,577	1

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		802	8

Media - 0.0%	CMP Susquehanna Radio Holdings Corp. (expires 3/26/19)		67,691	1

	Total Warrants - 0.0%			10

	Other Interests (k)	Beneficial Interest (000)

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.	USD	950	95

Media - 0.0%	Adelphia Escrow		1,300	130
	Adelphia Recovery Trust		1,630	6,522

				6,652

	Total Other Interests - 0.0%			6,747

	Total Long-Term Investments (Cost - $475,614,038) - 122.9%			370,421,215

	Short-Term Securities	Shares

Money Market Fund - 0.8%	BlackRock Liquidity Funds, TempFund, 0.535% (l)(m)		2,497,776	2,497,776

	Total Short-Term Securities (Cost - $2,497,776) - 0.8%			2,497,776

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $478,111,814*) - 123.7%	$372,918,991
Liabilities in Excess of Other Assets - (23.7)%	(71,451,753)

Net Assets - 100.0%	$301,467,238

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$479,030,793

Gross unrealized appreciation	$8,441,920
Gross unrealized depreciation	(114,552,722)

Net unrealized depreciation	$(106,110,802)

(a)	Convertible security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	All or a portion of security has been pledged as collateral in connection with open swap contracts.

(h)	Represents a step bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate is as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempFund		2,497,776	$2,459
BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(14,277,183)	$29,965

(m)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	113,500	USD	158,283	Citibank NA	6/02/09	$2,167
USD	266,528	CAD	345,000	Citibank NA	6/10/09	(49,501)
USD	16,373,521	EUR	12,019,000	Citibank NA	7/15/09	(611,401)

Total						$(658,735)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	USD 1,590	$(276,163)
Ford Motor Co.	5.00%	Goldman Sachs Bank USA	June 2010	USD 6,330	(1,292,961)

Total					$(1,569,124)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Black & Decker Corp.	2.93%	Goldman Sachs Bank USA	March 2014	USD	900	$(57,585)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(81,718)
Macy’s Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(197,245)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	1,300	(130,279)
Mohawk Industries Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	1,300	(104,525)
Tyson Foods Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	500	(47,430)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	400	17,846
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD	900	(84,849)

Total						$(685,785)

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	USD	US Dollar

•

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BlackRock Corporate High Yield Fund VI, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Asset	Asset	Liabilities

Level 1	$7,007,445	—	—
Level 2	332,557,312	$20,013	$(2,933,657)
Level 3	33,354,234	—	—

Total	$372,918,991	$20,013	$(2,933,657)

* Other financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of August 31, 2008	$3,973,871
Realized loss	(2,077,177)
Change in unrealized appreciation/depreciation	4,949,087
Net purchases	(6,908,649)
Net transfers in/out of Level 3	33,417,102

Balance, as of May 31, 2009	$33,354,234

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 15, 2009